Segment Information - Schedule of Reconciliation of Assets from Segment to Consolidated (Details) - USD ($) $ in Millions		Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		$ 5,265.8	$ 5,103.0	$ 4,412.7
Other unallocated assets
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		5,265.8	5,103.0
Motion Picture
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets			1,851.4	1,759.4
Motion Picture | Operating segments
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		2,051.2	1,851.4
Television Production
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets			2,347.8	1,949.1
Television Production | Operating segments
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		2,347.8	2,419.3
Other unallocated assets
Segment Reporting, Asset Reconciling Item [Line Items]
Other Assets	[1]		903.8	$ 704.2
Other unallocated assets | Operating segments
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		$ 903.8	$ 795.3

[1]	Other unallocated assets primarily consist of cash, other assets and investments.